INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE - DIRECT INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Apr. 02, 2013	Dec. 31, 2011 MSRs Pool 1		Jun. 30, 2013 MSRs Pool 1		Dec. 31, 2012 MSRs Pool 1		Dec. 31, 2011 MSR Pool 1 Recapture Agreement		Jun. 30, 2013 MSR Pool 1 Recapture Agreement		Dec. 31, 2012 MSR Pool 1 Recapture Agreement		Jun. 30, 2013 MSRs Pool 2		Dec. 31, 2012 MSRs Pool 2		Jun. 30, 2013 MSR Pool 2 Recapture Agreement		Dec. 31, 2012 MSR Pool 2 Recapture Agreement		Jun. 30, 2013 MSRs Pool 3		Dec. 31, 2012 MSRs Pool 3		Jun. 30, 2013 MSR Pool 3 Recapture Agreement		Dec. 31, 2012 MSR Pool 3 Recapture Agreement		Jun. 30, 2013 MSRs Pool 4		Dec. 31, 2012 MSRs Pool 4		Jun. 30, 2013 MSR Pool 4 Recapture Agreement		Dec. 31, 2012 MSR Pool 4 Recapture Agreement		Jun. 30, 2013 MSRs Pool 5		Dec. 31, 2012 MSRs Pool 5		Jun. 30, 2013 MSR Pool 5 Recapture Agreement		Dec. 31, 2012 MSR Pool 5 Recapture Agreement		Jun. 30, 2013 MSR Pool 11 Recapture Agreement		Dec. 31, 2011 MSRs		Jun. 30, 2013 MSRs		Dec. 31, 2012 MSRs		Nov. 30, 2012 MSRs
Unpaid principal balance of underlying loans								$ 4,200,000	$ 9,705,512		$ 7,593,438		$ 8,403,211								$ 8,570,405		$ 9,397,120						$ 8,380,524		$ 9,069,726						$ 5,381,133		$ 5,788,133						$ 39,989,031		$ 43,902,561								$ 9,705,512		$ 69,914,531		$ 76,560,751		$ 13,000,000
Amortized Cost Basis									37,469	[1]	28,120	[1]	30,237	[1]	6,135	[1]	2,980	[1]	4,430	[1]	31,629	[1]	32,890	[1]	2,934	[1]	5,206	[1]	25,351	[1]	27,618	[1]	4,088	[1]	5,036	[1]	10,205	[1]	11,130	[1]	2,657	[1]	2,902	[1]	99,530	[1]	107,704	[1]	8,454	[1]	8,493	[1]	2,391	[1]	43,604	[1]	218,339	[1]	235,646	[1]
Carrying Value									37,637	[2]	39,147	[2]	35,974	[2]	6,334	[2]	5,383	[2]	4,936	[2]	37,339	[2]	33,935	[2]	6,557	[2]	5,387	[2]	33,183	[2]	30,474	[2]	5,755	[2]	4,960	[2]	13,176	[2]	12,149	[2]	3,533	[2]	2,887	[2]	121,102	[2]	109,682	[2]	3,854	[2]	4,652	[2]	2,391	[2]	43,971	[2]	271,420	[2]	245,036	[2]
Weighted average yield				26.50%	[3]				20.00%		12.50%		18.00%		20.00%		12.50%		18.00%		12.50%		17.30%		12.50%		17.30%		12.50%		17.60%		12.50%		17.60%		12.50%		17.90%		12.50%		17.90%		12.50%		17.50%		12.50%		17.50%		12.50%		20.00%		12.50%		17.60%
Weighted average life (years)				3 years 4 months 24 days					4 years 6 months	[4]	4 years 10 months 24 days	[5]	4 years 9 months 18 days	[4]	10 years 3 months 18 days	[4]	11 years	[5]	10 years 9 months 18 days	[4]	5 years 1 month 6 days	[5]	5 years	[4]	12 years 1 month 6 days	[5]	11 years 9 months 18 days	[4]	4 years 9 months 18 days	[5]	4 years 8 months 12 days	[4]	11 years 6 months	[5]	11 years 3 months 18 days	[4]	4 years 7 months 6 days	[5]	4 years 7 months 6 days	[4]	11 years 1 month 6 days	[5]	11 years 1 month 6 days	[4]	5 years 6 months	[5]	5 years 9 months 18 days	[4]	12 years 9 months 18 days	[5]	11 years 8 months 12 days	[4]			6 years	[4]	5 years 9 months 18 days	[5]	5 years 4 months 24 days	[4]
Change in fair value of investments recorded in other income	$ 367	$ 41,833	$ 3,523	$ 43,691		$ 4,739	$ 9,023		$ 168	[6]	$ 5,290	[6]	$ 5,569	[6]	$ 199	[6]	$ 1,897	[6]	$ 307	[6]	$ 4,666	[6]	$ 1,045	[6]	$ 3,441	[6]	$ 181	[6]	$ 4,976	[6]	$ 2,856	[6]	$ 1,742	[6]	$ (76)	[6]	$ 1,952	[6]	$ 1,019	[6]	$ 891	[6]	$ (15)	[6]	$ 19,594	[6]	$ 1,978	[6]	$ (758)	[6]	$ (3,841)	[6]		[6]	$ 367	[6]	$ 43,691	[6]	$ 9,023	[6]

[1]	(A) The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[2]	(B) Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
[3]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[4]	(C) Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[5]	(C) Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[6]	(D) The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.